Inventories, net (Details) - Schedule of Obsolescence Allowance for Inventory - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Obsolescence Allowance for Inventory [Abstract]
Balance at beginning of the year	$ 4,398	$ 4,282	$ 4,307
(Written off) additional charges, net	(24)	116	(25)
Balance at the end of the year	$ 4,374	$ 4,398	$ 4,282